Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
NORTHQUEST CAPITAL FUND INC
Average Annual Return [Line Items]
Average Annual Return, Percent	30.34%	10.67%	14.25%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.40%	15.50%